Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - Rollforward of Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Beginning Balance AOCI December 31, 2015, Defined Benefit Plans Before-Tax	$ (57,660)
Net actuarial gain/(loss), Defined Benefit Plans Before-Tax	(22,770)	$ (30,519)	$ (173,646)
Translation adjustments, Defined Benefit Plans Before-Tax	0
Other comprehensive income before reclassifications, Defined Benefit Plans Before-Tax	(22,770)
Amortization of prior service cost, Defined Benefit Plans Before-Tax	1,335	1,335	355
Amortization of net actuarial loss, Defined Benefit Plans Before-Tax	27,066	34,381	23,656
Regulatory adjustment, Defined Benefit Plans Before-Tax	(5,584)	(5,646)	140,308
Net current period other comprehensive income (loss), Defined Benefit Plans Before-Tax	47	(449)	(15,988)
Less: Translation adjustment attributable to redeemable noncontrolling interest, Defined Benefit Plans Before-Tax	0
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation, Defined Benefit Plans Before-Tax	47
Ending Balance AOCI December 31, 2016, Defined Benefit Plans Before-Tax	(57,613)	(57,660)
Beginning Balance AOCI December 31, 2015, Defined Benefit Plans Tax (Expense) Benefit	21,911
Net actuarial gain/(loss), Tax (Expense) or Benefit	8,652	11,597	65,985
Translation adjustments, Defined Benefit Plans Tax (Expense) Benefit	0
Other comprehensive income before reclassifications, Defined Benefit Plans Tax (Expense) Benefit	8,652
Amortization of prior service cost, Defined Benefit Plans Tax (Expense) Benefit	(507)	(507)	(135)
Amortization of net actuarial loss, Defined Benefit Plans Tax (Expense) Benefit	(10,285)	(13,065)	(8,989)
Regulatory adjustment, Defined Benefit Plans Tax (Expense) Benefit	2,122	2,146	(53,317)
Pension plans other comprehensive income (loss), Tax (Expense) or Benefit	(18)	171	6,075
Less: Translation adjustment attributable to redeemable noncontrolling interest, Defined Benefit Plans Tax (Expense) Benefit	0
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation, Defined Benefit Plans Tax (Expense) Benefit	(18)
Ending Balance AOCI December 31, 2016, Defined Benefit Plans Tax (Expense) Benefit	21,893	21,911
Beginning Balance AOCI December 31, 2015, Defined Benefit Plans After-Tax	(35,749)
Net actuarial gain/(loss), Defined Benefit Plans After-Tax	(14,118)	(18,922)	(107,661)
Translation adjustments, Defined Benefit Plans After-Tax	0
Other comprehensive income before reclassifications, Defined Benefit Plans After-Tax	(14,118)
Amortization of prior service cost, Defined Benefit Plans After-Tax	828	828	220
Amortization of net actuarial (gain)/loss, Defined Benefit Plans After-Tax	16,781	21,316	14,667
Regulatory adjustment, Defined Benefit Plans After-Tax	(3,462)
Net defined benefit pension plans	29	(278)	(9,913)
Less: Translation adjustment attributable to redeemable noncontrolling interest, Defined Benefit Plans After-Tax	0
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation, Defined Benefit Plans After-Tax	29
Ending Balance AOCI December 31, 2016, Defined Benefit Plans After-Tax	(35,720)	(35,749)
Beginning Balance AOCI December 31, 2015, FSIRS - Before-Tax	(19,344)
Translation adjustments, FSIRS - Before-Tax	0
Other comprehensive income before reclassifications, FSIRS - Before-Tax	0
FSIRS amounts reclassified from AOCI, FSIRS - Before-Tax	3,345	3,344	3,345
Net current period other comprehensive income (loss), FSIRS - Before-Tax	3,345	3,344	3,345
Less: Translation adjustment attributable to redeemable noncontrolling interest, FSIRS - Before-Tax	0
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation, FSIRS - Before-Tax	3,345
Ending Balance AOCI December 31, 2016, FSIRS - Before-Tax	(15,999)	(19,344)
Beginning Balance AOCI December 31, 2015, FSIRS - Tax (Expense) Benefit	7,350
Translation adjustments, FSIRS - Tax (Expense) Benefit	0
Other comprehensive income before reclassifications, FSIRS - Tax (Expense) Benefit	0
FSIRS amounts reclassified from AOCI, FSIRS - Tax (Expense) Benefit	(1,270)	(1,271)	(1,272)
Net current period other comprehensive income (loss), FSIRS - Tax (Expense) Benefit	(1,270)	(1,271)	(1,272)
Less: Translation adjustment attributable to redeemable noncontrolling interest, FSIRS - Tax (Expense) Benefit	0
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation, FSIRS - Tax (Expense) Benefit	(1,270)
Ending Balance AOCI December 31, 2016, FSIRS - Tax (Expense) Benefit	6,080	7,350
Beginning Balance AOCI December 31, 2015, FSIRS - After-Tax	(11,994)
Translation adjustments, FSIRS - After-Tax	0
Other comprehensive income before reclassifications	0
FSIRS amounts reclassified from AOCI, FSIRS - After-Tax	2,075	2,073	2,073
Net current period other comprehensive income (loss)	2,075	2,073	2,073
Less: Translation adjustment attributable to redeemable noncontrolling interest	0
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation, FSIRS - After-Tax	2,075
Ending Balance AOCI December 31, 2016, FSIRS - After-Tax	(9,919)	(11,994)
Beginning Balance AOCI December 31, 2015, Foreign Currency Items Before-Tax	(2,525)
Net actuarial gain/(loss)	0
Translation adjustments, Foreign Currency Items Before-Tax	161	(1,954)	(659)
Other comprehensive income before reclassifications	161	(1,954)	(659)
FSIRS amounts reclassified from AOCI, Foreign Currency Items Before-Tax	0
Amortization of prior service cost, Foreign Currency Items Before-Tax	0
Amortization of net actuarial loss, Foreign Currency Items Before-Tax	0
Regulatory adjustment, Foreign Currency Items Before-Tax	0
Net current period other comprehensive income (loss)	161
Less: Translation adjustment attributable to redeemable noncontrolling interest, Foreign Currency Items Before-Tax	5
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation, Foreign Currency Items Before-Tax	156	(1,888)	(637)
Ending Balance AOCI December 31, 2016	(2,369)	(2,525)
Beginning Balance AOCI December 31, 2015, Foreign Currency items - Tax (Expense) Benefit	0
Net actuarial gain/(loss)	0
Translation adjustments, Foreign Currency items - Tax (Expense) Benefit	0	0	0
Other comprehensive income before reclassifications, Foreign Currency items - Tax (Expense) Benefit	0
FSIRS amounts reclassified from AOCI, Foreign Currency items - Tax (Expense) Benefit	0
Amortization of prior service cost ,Foreign Currency items - Tax (Expense) Benefit	0
Amortization of net actuarial loss, Foreign Currency items - Tax (Expense) Benefit	0
Regulatory adjustment, Foreign Currency items - Tax (Expense) Benefit	0
Net current period other comprehensive income (loss), Foreign Currency items - Tax (Expense) Benefit	0	0	0
Less: Translation adjustment attributable to redeemable noncontrolling interest, Foreign Currency items - Tax (Expense) Benefit	0
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation, Foreign Currency items - Tax (Expense) Benefit	0	0	0
Ending Balance AOCI December 31, 2016, Foreign Currency items - Tax (Expense) Benefit	0	0
Beginning Balance AOCI December 31, 2015, Foreign Currency items - After-Tax	(2,525)
Net actuarial gain (loss)	0
Translation adjustments, Foreign Currency items - After-Tax	161	(1,954)	(659)
Other comprehensive income before reclassifications, Foreign Currency items - After-Tax	161	(1,954)	(659)
FSIRS amounts reclassified from AOCI, Foreign Currency items - After-Tax	0
Amortization of prior service cost, Foreign Currency items - After-Tax	0
Amortization of net actuarial loss, Foreign Currency items - After-Tax	0
Regulatory adjustment, Foreign Currency items - After-Tax	0
Net current period other comprehensive income (loss), Foreign Currency items - After-Tax	161
Less: Translation adjustment attributable to redeemable noncontrolling interest, Foreign Currency items - After-Tax	5
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation, Foreign Currency Items - After-Tax	156
Ending Balance AOCI December 31, 2016, Foreign Currency items - After-Tax	(2,369)	(2,525)
Beginning Balance AOCI December 31, 2015, AOCI	(50,268)
Net actuarial gain (loss)	(14,118)	(18,922)	(107,661)
Translation adjustments, AOCI	161
Other comprehensive income before reclassifications, AOCI	(13,957)
Amounts reclassified into net income (Notes 5 and 13)	2,075	2,073	2,073
Amortization of prior service cost, AOCI	828	828	220
Amortization of net actuarial loss	16,781	21,316	14,667
Regulatory adjustment, AOCI	(3,462)
Total other comprehensive income (loss), net of tax	2,265	(159)	$ (8,499)
Less: Translation adjustment attributable to redeemable noncontrolling interest, AOCI	5
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation, AOCI	2,260
Ending Balance AOCI December 31, 2016, AOCI	$ (48,008)	$ (50,268)